CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000	525,000,000
Common stock, shares issued	53,839,008	51,650,000	51,650,000
Common stock, shares outstanding	53,839,008	51,650,000	51,450,000